Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined £ in Thousands, shares in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£) shares
Drover Limited [Member]
Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Line Items]
Property, plant and equipment	£ 3,943
Trade and other receivables	4,868
Cash and cash equivalents	3,975
Trade and other payables	(4,819)
Lease liabilities	(3,791)
Deferred tax liabilities	(44)
Total net assets acquired	4,132
Intangible assets recognized on acquisition:
Software	19,558
Brand	1,303
Deferred tax arising on intangible assets	(3,985)
Total intangible assets recognized on acquisition	16,876
Total identifiable net assets at fair value	21,008
Goodwill	44,356
Purchase consideration transferred	65,364
Satisfied by:
Cash	20,996
Debt assumed and discharged	£ 4,463
Shares issued (in Shares) | shares	33,339
Warrants issued (in Shares) | shares	6,566
Smart Fleet Solutions Limited [Member]
Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Line Items]
Property, plant and equipment	£ 25,101
Inventory	333
Trade and other receivables	7,335
Cash and cash equivalents	669
Trade and other payables	(2,160)
Lease liabilities	(2,766)
Provisions	(253)
Deferred tax liabilities	(88)
Total net assets acquired	28,171
Intangible assets recognized on acquisition:
Customer relationships	7,300
Deferred tax arising on intangible assets	(1,387)
Total intangible assets recognized on acquisition	5,913
Total identifiable net assets at fair value	34,084
Goodwill	5,041
Purchase consideration transferred	39,125
Satisfied by:
Cash	29,125
Debt assumed and discharged	£ 9,000
Shares issued (in Shares) | shares	1,000
Cluno GmbH [Member]
Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Line Items]
Property, plant and equipment	£ 27,181
Trade and other receivables	5,493
Cash and cash equivalents	8,589
Trade and other payables	(5,982)
Loans and borrowings	(19,879)
Lease liabilities	(3,830)
Deferred tax liabilities	(16)
Total net assets acquired	11,556
Intangible assets recognized on acquisition:
Software	4,445
Brand	1,444
Deferred tax arising on intangible assets	(1,905)
Total intangible assets recognized on acquisition	3,984
Total identifiable net assets at fair value	15,540
Goodwill	44,814
Purchase consideration transferred	60,354
Satisfied by:
Voluntary employee share option plan	623
Satisfied by:
Cash	£ 28,722
Shares issued (in Shares) | shares	31,009
UK Vehicle Limited [Member]
Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Line Items]
Property, plant and equipment	£ 81
Trade and other receivables	788
Cash and cash equivalents	704
Trade and other payables	(1,535)
Total net assets acquired	38
Intangible assets recognized on acquisition:
Software	10,287
Deferred tax arising on intangible assets	(2,131)
Total intangible assets recognized on acquisition	8,156
Total identifiable net assets at fair value	8,194
Goodwill	15,496
Purchase consideration transferred	23,690
Satisfied by:
Deferred consideration	120
Satisfied by:
Cash	23,570
SMH Fleet Solutions Limited [Member]
Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Line Items]
Property, plant and equipment	29,062
Financial investments	3
Inventory	1,247
Trade and other receivables	7,972
Cash and cash equivalents	8,161
Trade and other payables	(7,727)
Lease liabilities	(25,749)
Provisions	(3,224)
Deferred tax assets	(335)
Total net assets acquired	9,410
Intangible assets recognized on acquisition:
Software	1,489
Customer relationships	7,574
Deferred tax arising on intangible assets	(1,765)
Total intangible assets recognized on acquisition	7,298
Total identifiable net assets at fair value	16,708
Goodwill	59,770
Purchase consideration transferred	76,478
Satisfied by:
Cash	61,105
Debt assumed and discharged	15,373
Swipcar 2017, S.L.[Member]
Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Line Items]
Property, plant and equipment	249
Trade and other receivables	658
Cash and cash equivalents	377
Trade and other payables	(1,186)
Loans and borrowings	(1,468)
Lease liabilities	(215)
Total net assets acquired	(1,585)
Intangible assets recognized on acquisition:
Software	603
Customer relationships	6,235
Deferred tax arising on intangible assets	(1,709)
Total intangible assets recognized on acquisition	5,129
Total identifiable net assets at fair value	3,544
Goodwill	20,025
Purchase consideration transferred	23,569
Satisfied by:
Cash	15,644
Debt assumed and discharged	£ 2,560
Shares issued (in Shares) | shares	5,365
Vans 365 Limited [Member]
Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Line Items]
Property, plant and equipment	£ 25
Inventory	566
Trade and other receivables	49
Cash and cash equivalents	1,581
Trade and other payables	(1,090)
Provisions	(72)
Total net assets at fair value	1,059
Intangible assets recognized on acquisition:
Software	205
Deferred tax arising on intangible assets	(39)
Total intangible assets recognized on acquisition	166
Total identifiable net assets at fair value	1,225
Goodwill	6,645
Purchase consideration transferred	7,870
Satisfied by:
Deferred consideration	1,500
Satisfied by:
Cash	3,205
Debt assumed and discharged	£ 3,165